Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of reconciliation of property, plant and equipment	The following tables present changes in property, plant and equipment including the right of use of assets (or “ROU”) as of
December 31, 2023, 2024 and 2025:

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
GROSS VALUES
AS OF JANUARY 1, 2023	1,618	436	346	2,400	1,561
Acquisition	350	103	161	614	350
Disposal	(622)	(27)	—	(649)	(649)
AS OF DECEMBER 31, 2023	1,346	513	507	2,366	1,262
Acquisition	2,578	—	292	2,870	2,217
Disposal	(1,110)	—	(119)	(1,229)	(975)
Effect of the change in foreign currency exchange rates	4	—	17	22	22
AS OF DECEMBER 31, 2024	2,818	513	698	4,029	2,526
Acquisition	436	—	123	559	424
Disposal	—	(49)	(203)	(252)	(34)
Effect of the change in foreign currency exchange rates	(50)	—	(12)	(62)	(50)
AS OF DECEMBER 31, 2025	3,204	463	607	4,274	2,865

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
DEPRECIATION
AS OF JANUARY 1, 2023	(259)	(378)	(171)	(808)	(290)
Increase	(578)	(36)	(94)	(707)	(498)
Disposal	—	27	—	27	27
AS OF DECEMBER 31, 2023	(837)	(387)	(265)	(1,488)	(761)
Increase	(886)	(32)	(171)	(1,089)	(788)
Disposal	1,111	—	104	1,215	975
AS OF DECEMBER 31, 2024	(613)	(419)	(332)	(1,363)	(575)
Increase	(903)	(35)	(158)	(1,095)	(797)
Disposal	—	49	203	252	53
Effect of the change in foreign currency exchange rates	17	—	5	22	17
AS OF DECEMBER 31, 2025	(1,498)	(404)	(281)	(2,184)	(1,302)

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL		OF WHICH ROU
NET BOOK VALUES
AS OF JANUARY 1, 2023	1,359	—	59	—	175	—	1,592	—	1,270
AS OF DECEMBER 31, 2023	509	—	126	—	242	—	878	—	501
AS OF DECEMBER 31, 2024	2,205	—	94	—	366	—	2,666	—	1,950
AS OF DECEMBER 31, 2025	1,706	—	59	—	325	—	2,090	—	1,563